INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Federal:
Current		$ 0		$ 0
Deferred		(22,091)		(625,111)
State
Current		0		0
Deferred		0		0
Change in valuation allowance		22,091		625,111
Income tax provision	$ (191,284)	0	$ (219,486)	0
Net operating loss carryover		$ 58,000		$ 194,000